CONSOLIDATED STATEMENT OF CHANGES IN EQUITY - USD ($) $ in Thousands		Total		Share capital		Share premium		Legal reserve fair value revaluation		Reserve participating interest		Capitalized development cost		Translation reserve		Accumulated deficit
Number of shares outstanding at beginning of period (in shares) at Dec. 31, 2018	[1]	621,501,000
Equity at beginning of period at Dec. 31, 2018		$ 64,101	[2]	$ 7,116	[1]	$ 436,639	[1]	$ 0	[1]	$ 0	[2]	$ 2,481	[2]	$ (1,060)	[2]	$ (381,075)	[2]
Profit for the year		40,557	[3],[4]													40,557
Other comprehensive income (loss) for the year		5,141	[4]					(2,283)						5,141
Total comprehensive income (loss) for the year		45,698	[4]					(2,283)						5,141		40,557
Legal reserves		0										2,364				(2,364)
Share-based compensation		$ 4,286														4,286
Bonuses settled in shares (in shares)		6,000
Bonuses settled in shares		$ 7				7										0
Shares issued for cash/ conversion of bonds (in shares)		1,662,000
Value conversion rights of convertible bonds		$ 0		19		255										(275)
Number of warrants exercised or issued (in shares)		240,000
Warrants exercised		$ 264		2		262
Options exercised / LTIP shares issued (in shares)		7,914,000
Options exercised / LTIP shares issued		$ 3,031		89		4,788										(1,845)
Transactions with owners, equity, number of shares (in shares)		9,822,000
Total transactions with owners, recognized directly in equity		$ 7,588		110		5,312						2,364				(198)
Number of shares outstanding at end of period (in shares) at Dec. 31, 2019	[1]	631,323,000
Equity at ending of period at Dec. 31, 2019		$ 117,388	[2],[5]	7,226	[1]	441,951	[1]	0	[1]	0	[2]	4,845	[2]	4,081	[2]	(340,715)	[2]
Profit for the year		37,746	[3],[4]													37,746
Other comprehensive income (loss) for the year		14,956	[4]											14,956
Total comprehensive income (loss) for the year		52,702	[4]											14,956		37,746
Legal reserves		0								622		110				(732)
Income tax benefit from excess tax deductions related to share-based payments		2,361														2,361
Share-based compensation		$ 6,537														6,537
Bonuses settled in shares (in shares)		34,000
Bonuses settled in shares		$ 51		0		51
Shares issued for cash/ conversion of bonds (in shares)		0
Value conversion rights of convertible bonds		$ 1,605		0		0										1,605
Number of warrants exercised or issued (in shares)		60,000
Warrants exercised		$ 90		1		89
Options exercised / LTIP shares issued (in shares)		7,404,000
Options exercised / LTIP shares issued		$ 2,701		85		5,039										(2,423)
Transactions with owners, equity, number of shares (in shares)		7,498,000
Total transactions with owners, recognized directly in equity		$ 13,345		86		5,179				622		110				7,348
Number of shares outstanding at end of period (in shares) at Dec. 31, 2020	[1]	638,821,000
Equity at ending of period at Dec. 31, 2020		$ 183,435	[2],[5]	7,312	[1]	447,130	[1]	0		622	[2]	4,955	[2]	19,037	[2]	(295,621)	[2]
Profit for the year		15,996														15,996
Other comprehensive income (loss) for the year		(17,085)										270		(15,072)		0
Total comprehensive income (loss) for the year		(1,089)										270		(15,072)		15,996
Legal reserves		0								694		(4,823)				4,129
Income tax benefit from excess tax deductions related to share-based payments		(1,853)														(1,853)
Share-based compensation		$ 9,056														9,056
Bonuses settled in shares (in shares)		0
Bonuses settled in shares		$ 0		0		0
Value conversion rights of convertible bonds		$ 0														0
Number of warrants exercised or issued (in shares)		61,000
Warrants exercised		$ 81		1		80
Options exercised / LTIP shares issued (in shares)		9,867,000
Options exercised / LTIP shares issued		$ 3,286		116		8,044										(4,874)
Transactions with owners, equity, number of shares (in shares)		9,928,000
Total transactions with owners, recognized directly in equity		$ 10,570		117		8,124		0		694		(4,823)		0		6,458
Number of shares outstanding at end of period (in shares) at Dec. 31, 2021		648,749,282
Equity at ending of period at Dec. 31, 2021		$ 192,916		$ 7,429		$ 455,254		$ (2,283)		$ 1,316		$ 402		$ 3,965		$ (273,167)

[1]	The Company has adopted a change in its presentation currency from EUR to USD at January 1, 2021, as described in note 2.4. Accordingly, the December 31, 2020 and December 31, 2019 comparative consolidated statements of changes in equity and related notes have been re-presented retrospectively based on the accounting policies as outlined in note 2.4.
[2]	The Company has adopted a change in its presentation currency from EUR to USD at January 1, 2021, as described in note 2.4. Accordingly, the December 31, 2020 and December 31, 2019 comparative consolidated statements of changes in equity and related notes have been re-presented retrospectively based on the accounting policies as outlined in note 2.4.
[3]	The Company has adopted a change in its presentation currency from EUR to USD at January 1, 2021, as described in note 2.4. Accordingly, the December 31, 2020 and December 31, 2019 comparative consolidated statements of income and related notes have been re-presented retrospectively based on the accounting policies as outlined in note 2.4.
[4]	The Company has adopted a change in its presentation currency from EUR to USD at January 1, 2021, as described in note 2.4. Accordingly, the December 31, 2020 and December 31, 2019 comparative consolidated statements of other comprehensive income and related notes have been re-presented retrospectively based on the accounting policies as outlined in note 2.4.
[5]	The Company has adopted a change in its presentation currency from EUR to USD at January 1, 2021, as described in note 2.4. Accordingly, the December 31, 2020 and December 31, 2019 comparative consolidated balance sheet and related notes have been re-presented retrospectively based on the accounting policies as outlined in note 2.4.